[Janus Henderson Letterhead]

June 25, 2024

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)

1933 Act File No. 002-34393

1940 Act File No. 811-01879

Dear Sir or Madam:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Registrant:

1. There are no changes to the Prospectuses and Statement of Additional Information (“SAI”) from the forms of the Prospectuses and SAI that were filed in Post-Effective Amendment No. 322 (“PEA No. 322”) on June 20, 2024, pursuant to Rule 485(b) under the 1933 Act for Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Moderate, and Janus Henderson Global Allocation Fund – Growth, and all share classes thereof.

2. The text of PEA No. 322 has been filed electronically.

If you have any questions regarding this filing, please call me at (312) 356-6858.

Respectfully,

/s/ Abigail Murray

Abigail Murray, Esq.

Vice President, Chief Legal Counsel, and Secretary

Enclosure (via EDGAR)

cc:	Mary Clarke-Pearson, Esq.

Thea Kelley